EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
(Numerator):
Net income	$ 806	$ 1,260	$ 1,466	$ 2,073	$ 5,937	$ 7,087	$ 2,218
Preferred stock dividends and accretion of discount (in dollars)		63		200	308	629	766
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 806	$ 1,197	$ 1,466	$ 1,873	$ 5,629	$ 6,458	$ 1,452
(Denominator):
Weighted average shares outstanding - basic	5,527,690	5,556,133	5,529,290	5,557,842	5,558,313	4,285,043	3,419,736
Effect of dilutive stock options and vesting of restricted stock units (in shares)	27,973		93,902
Diluted weighted average shares outstanding	5,555,663	5,556,133	5,623,192	5,557,842	5,650,058	4,285,043	3,500,204
Income per common share:
Basic (in dollars per share)	$ 0.15	$ 0.22	$ 0.27	$ 0.34	$ 1.01	$ 1.51	$ 0.42
Diluted (in dollars per share)	$ 0.14	$ 0.22	$ 0.26	$ 0.34	$ 1.00	$ 1.51	$ 0.41